INCOME TAX (Schedule of Net Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAX
Provision of doubtful accounts	$ 223,375	$ 188,036	$ 140,930
Reserve for inventories	19,037	17,966	18,206
Deferred tax assets	$ 242,412	$ 206,002	$ 159,136